Trade, Other Receivables and Other assets	12 Months Ended
Dec. 31, 2021
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Trade, Other Receivables and Other assets
NOTE 11: TRADE, OTHER RECEIVABLES AND OTHER ASSETS

(€‘000)	As at December 31,
	2021	2020
Trade receivables	203	165
Advance deposits	246	220
Net Investment in Lease	219	230
Other receivables	—	—

Total Trade and Other receivables	668	615

Current Grant receivables (RCAs)	1 121	145
Current Grant receivables (Others)	274	—

Total Current Grant receivables	1 395	145

Prepaid expenses	1 688	1 343
VAT receivable	483	342
Income and other tax receivables	40	25

Total Other current assets	2 211	1 711

Total Trade receivables, advances and other current assets	4 274	2 471

Impairment of receivables is assessed on an individual basis at the end of each accounting year.
At December 31, 2021 and 2020, no receivable was overdue. There were no carrying amounts for trade and other receivables denominated in foreign currencies, except for the net investment in lease for which carrying amount is under USD. No impairments were recorded on trade receivables and other current assets (see note 4).
The current net investment in lease refers to the receivable recorded under IFRS16 Leases accounting standard as the Group subleases some office spaces it leases from a head lessor.
As of December 31, 2021, grant receivables for a total amount of €1.4 million has been recorded due to Walloon Region recoverable cash advances regarding
CYAD-02
(numbered 8088),
CYAD-101
(numbered 8212), CwalityCAR (numbered 1910028) and new grant convention signed with the Walloon Region in 2021 regarding the new engagers (numbered 8516). The increase of the current grant receivables between the years 2020 and 2021 is mainly explained by lower cash proceeds from the Walloon Region in 2021 compared to expenses subsidized by these RCAs and other grants recognized in 2021.
The increase in prepaid expenses as of December 31, 2021 compared to December 31, 2020 for €0.3 million is mainly driven by the increase on prepaid expenses on insurances combined with transaction costs linked to the LPC equity facility for an amount of €0.2 million subject to capitalization and to be offset against a future capital raise.